Bank Owned Life Insurance	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Bank Owned Life Insurance
Bank Owned Life Insurance

BOLI provides key person life insurance on certain officers of the Company. The cash value of the life insurance policies are recorded as a separate line item in the accompanying balance sheets at $21.5 million and $21.2 million at December 31, 2019 and 2018, respectively.  The earnings portion of the insurance policies grows tax deferred and helps offset the cost of the Company’s benefits programs.  The Company recorded earnings of $540,000, $540,000 and $506,000 for the growth in the cash value of life insurance during the years ended December 31, 2019, 2018 and 2017, respectively. In addition to the earnings above, the Company received $139,000 and $654,000 in death benefits during the years ended December 31, 2019 and 2017, respectively. There were no death benefits received during the year ended December 31, 2018.